CHANGES IN ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
CHANGES IN ACCOUNTING POLICIES
CHANGES IN ACCOUNTING POLICIES
2	CHANGES IN ACCOUNTING POLICIES

The IASB has issued a number of amendments to IFRS Accounting Standards that are first effective for the current accounting period. Of these, only the followings are relevant to the Group’s financial statements and the Group has applied these amendments to these condensed consolidated financial statements for the current accounting period:

●	Amendments to IFRS 9 and IFRS 7: Amendments to the Classification and Measurement of Financial Instruments
●	Annual improvements to IFRS Accounting Standards-Volume 11

None of these developments have had a material effect on how the Group’s results and financial position for the current accounting period have been prepared or presented. The Group has not applied any new standard or interpretation that is not yet effective for the current accounting period.